Note 6 - Short-Term Investments	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Cash, Cash Equivalents, and Short-term Investments [Text Block]
6.	SHORT-TERM INVESTMENTS

  (In Thousands)

	December 31, 2013
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$25,028	$-	$-	$25,028

Available-for-sale securities
Government bonds	1,610	3	-	1,613
Corporate bonds	1,519	-	(2)	1,517
Agency bonds	5,448	2	(2)	5,448

	$33,605	$5	$(4)	$33,606

  (In Thousands)

	December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$60,656	$-	$-	$60,656

Available-for-sale securities
Government bonds	1,631	4	-	1,635
Corporate bonds	500	-	-	500
Agency bonds	6,633	7	(4)	6,636

	$69,420	$11	$(4)	$69,427

Short-term investments by contractual maturity were as follows:

	December 31, 2013
	Cost	Fair Value
Time deposits
Due within one year	$25,024	$25,024
Due after two years	4	4
	25,028	25,028

Available-for-sale securities
Due within one year	8,577	8,578

	$33,605	$33,606

  (In Thousands)

	December 31, 2012
	Cost	Fair Value
Time deposits
Due within one year	$60,628	$60,628
Due after one year through two years	28	28
	60,656	60,656

Available-for-sale securities
Due within one year	5,597	5,604
Due after one year through two years	3,167	3,167
	8,764	8,771

	$69,420	$69,427

The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2013, were $1,000 and $0, respectively. The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2012, were $1,000 and $0, respectively. The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2011 were $1,000 and $0, respectively.

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012. The Company presently does not intend to sell the debt securities listed below and believes that it is more likely than not that the Company will not be required to sell these securities that are in an unrealized loss position before recovery of the Company’s amortized cost. Furthermore, the Company has the intent and ability to hold the equity securities listed below for a sufficient period of time to allow for recovery in market value.

	December 31, 2013
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Government bonds	$500	$-	$-	$-	$500	$-
Corporate bonds	1,517	2	-	-	1,517	2
Agency bonds	2,830	2	-	-	2,830	2

	$4,847	$4	$-	$-	$4,847	$4

  (In Thousands)

	December 31, 2012
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Agency bonds	$3,229	$4	$-	$-	$3,229	$4